UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2014
Date of reporting period: August 30, 2013

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Number of Shares	Market Value	Percentage of Assets
Communications
Local Media
Pearson ADS	300,000	$5,892,000	0.4%

Telecom Carriers
Chunghwa Telecom ADS	555,154	17,459,593	1.2%
Telstra ADR	150,000	3,270,000	0.2%
Telus	168,000	5,169,360	0.4%
Vodafone Group ADS	250,000	8,087,500	0.6%
		33,986,453	2.4%
		39,878,453	2.8%

Consumer Discretionary
Apparel, Footwear, Accessory Design
Nike	620,000	38,948,400	2.7%

Auto Parts
Johnson Controls	600,000	24,318,000	1.7%

Automotive Wholesale
Genuine Parts	400,000	30,804,000	2.2%

Home Improvement
Stanley Black & Decker	100,000	8,526,000	0.6%
		102,596,400	7.2%

Consumer Staples
Beverages
PepsiCo	400,000	31,892,000	2.2%

Food Manufacturing
General Mills	600,000	29,592,000	2.1%
JM Smucker	250,000	26,535,000	1.8%
Kellogg	465,000	28,230,150	2.0%
McCormick & Co	300,000	20,295,000	1.4%
		104,652,150	7.3%

Household Products Manufacturing
Colgate-Palmolive	600,000	34,662,000	2.4%
Kimberly-Clark	300,000	28,044,000	2.0%
Procter & Gamble	400,000	31,156,000	2.2%
Unilever ADS	325,000	12,408,500	0.9%
		106,270,500	7.5%
		242,814,650	17.0%

Energy
Exploration & Production
EnCana	432,000	7,387,200	0.5%

Integrated Oils
Cenovus	400,000	11,496,000	0.8%
ConocoPhillips	330,000	21,879,000	1.5%
Exxon Mobil	350,000	30,506,000	2.1%
Total ADS	375,000	20,741,250	1.5%
		84,622,250	5.9%

Refining & Marketing
Phillips 66	165,000	9,421,500	0.7%
		101,430,950	7.1%

Health Care
Health Care Supplies
Becton, Dickinson & Co.	210,000	20,449,800	1.4%

Large Pharmaceuticals
Abbott Laboratories	350,000	11,665,500	0.8%
AbbVie	350,000	14,913,500	1.1%
AstraZeneca ADS	260,000	12,794,600	0.9%
Bristol-Myers Squibb	800,000	33,352,000	2.3%
Eli Lilly	620,000	31,868,000	2.2%
GlaxoSmithKline ADS	600,000	30,534,000	2.2%
Johnson & Johnson	331,500	28,644,915	2.0%
Novartis ADS	450,000	32,841,000	2.3%
Pfizer	1,200,000	33,852,000	2.4%
		230,465,515	16.2%
		250,915,315	17.6%

Industrials
Aerospace & Defense Parts
United Technologies	250,000	25,025,000	1.8%

Flow Control Equipment
Parker Hannifin	275,000	27,486,250	1.9%

Industrial Automation Controls
Emerson Electric	450,000	27,166,500	1.9%
Honeywell International	420,000	33,419,400	2.3%
		60,585,900	4.2%

Industrial Machinery Manufacturing
Regal-Beloit	100,000	6,370,000	0.4%

Industrial Supply Distribution
W.W. Grainger	150,000	37,102,500	2.6%

Measurement Instruments
Rockwell Automation	325,000	31,599,750	2.2%

Post & Courier Services
United Parcel Service	300,000	25,674,000	1.8%

Rail Freight Transportation
Canadian National Railway	332,000	31,118,360	2.2%
		244,961,760	17.1%

Materials
Base Metals
Freeport-McMoRan Copper & Gold	440,000	13,296,800	0.9%

Basic & Diversified Chemicals
Air Products & Chemicals	250,000	25,535,000	1.8%
Methanex	300,000	13,947,000	1.0%
PPG Industries	200,000	31,242,000	2.2%
Praxair	220,000	25,828,000	1.8%
		96,552,000	6.8%
Containers & Packaging Manufacturing
3M	260,000	29,530,800	2.1%
Illinois Tool Works	500,000	35,735,000	2.5%
		65,265,800	4.6%
Roofing Materials Manufacturing
Carlisle	460,000	30,636,000	2.1%

Specialty Chemicals
BASF ADR	140,000	12,236,000	0.9%
E.I. du Pont de Nemours	400,000	22,648,000	1.6%
RPM International	180,000	6,116,400	0.4%
		41,000,400	2.9%
Steel Producers
Nucor	250,000	11,372,500	0.8%
Tenaris ADS	110,000	4,864,200	0.3%
		16,236,700	1.1%
		262,987,700	18.4%

Technology
Information Services
Dun & Bradstreet	150,000	14,922,000	1.1%

Infrastructure Software
Microsoft	1,000,000	33,400,000	2.3%

Semiconductor Capital Equip
Taiwan Semiconductor ADS	1,500,000	24,840,000	1.7%

Semiconductor Devices
Intel	1,200,000	26,376,000	1.9%
Microchip Technology	600,000	23,286,000	1.6%
		49,662,000	3.5%
		122,824,000	8.6%

Utilities
Utility Networks
Enersis ADS	175,000	2,765,000	0.2%
National Fuel Gas	170,000	11,097,600	0.8%
		13,862,600	1.0%

Total Common Stocks		$1,382,271,828	96.8%

Halal Income	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Sukuk
Malaysian Government
1Malaysia Sukuk	3.928% due 06/04/2015	$5,000,000	$5,203,780	0.3%
		$5,000,000	$5,203,780	0.3%

Total investments		(Cost = $924,049,525)	1,387,475,608	97.1%
Other assets (net of liabilities)			41,102,005	2.9%
Total net assets			$1,428,577,613	100.0%

ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Media
Google[1]	85,000	$71,986,500	3.5%

Local Media
John Wiley & Sons	100,000	4,380,000	0.2%

Telecom Carriers
Akamai Technologies[1]	1,000,000	45,980,000	2.3%
		122,346,500	6.0%

Consumer Discretionary
Auto Parts
Gentex	700,000	15,771,000	0.8%

Automotive Wholesale
Genuine Parts	125,000	9,626,250	0.4%

General Merchant Wholesalers
Fastenal	800,000	35,192,000	1.7%

Home Products Stores
Lowe's	790,000	36,197,800	1.8%

Other Specialty Retail - Discretionary
PetSmart	660,000	46,483,800	2.3%

Passenger Transportation
LATAM Airlines ADS	474,762	5,972,506	0.3%

Specialty Apparel Stores
TJX Companies	900,000	47,448,000	2.3%
Urban Outfitters[1]	500,000	20,965,000	1.0%
		68,413,000	3.3%

Toys & Games
Mattel	200,000	8,100,000	0.4%
		225,756,356	11.0%

Consumer Staples
Beverages
Monster Beverage[1]	500,000	28,695,000	1.4%
PepsiCo	600,000	47,838,000	2.3%
		76,533,000	3.7%

Food Manufacturing
Danone ADR	410,674	6,151,896	0.3%

Household Products Manufacturing
Church & Dwight	800,000	47,480,000	2.3%
Clorox	475,000	39,282,500	1.9%
Estee Lauder	640,000	41,830,400	2.1%
		128,592,900	6.3%
		211,277,796	10.3%

Energy
Exploration & Production
EnCana	350,000	5,985,000	0.3%

Integrated Oils
Cenovus	600,000	17,244,000	0.8%
Suncor Energy	700,000	23,709,000	1.2%
		40,953,000	2.0%
		46,938,000	2.3%

Health Care
Biotech
Amgen	585,000	63,729,900	3.1%
Celgene[1]	100,000	13,998,000	0.7%
		77,727,900	3.8%

Health Care Facilities
VCA Antech[1]	670,000	18,284,300	0.9%

Health Care Supply Chain
Express Scripts[1]	650,000	41,522,000	2.0%

Large Pharmaceuticals
Eli Lilly	650,000	33,410,000	1.6%
Johnson & Johnson	600,000	51,846,000	2.6%
Novartis ADS	650,000	47,437,000	2.3%
Novo Nordisk ADS	220,000	36,726,800	1.8%
		169,419,800	8.3%

Managed Care
Humana	300,000	27,624,000	1.4%

Medical Equipment
Dentsply International	700,000	29,393,000	1.4%

Orthopedic Devices
Stryker	300,000	20,067,000	1.0%
Zimmer	132,000	10,439,880	0.5%
		30,506,880	1.5%
		394,477,880	19.3%

Industrials
Building Sub-Contractors
EMCOR	700,000	26,313,000	1.3%

Flow Control Equipment
Crane	300,000	17,223,000	0.8%

Industrial Machinery Manufacturing
Regal-Beloit	300,000	19,110,000	0.9%

Measurement Instruments
Agilent Technologies	900,000	41,976,000	2.1%
Trimble Navigation[1]	1,700,000	42,925,000	2.1%
		84,901,000	4.2%

Metalworking Machinery Manufacturing
Lincoln Electric	500,000	31,265,000	1.5%

Post & Courier Services
United Parcel Service	500,000	42,790,000	2.1%

Rail Freight Transportation
Norfolk Southern	500,000	36,080,000	1.8%
Union Pacific	276,327	42,427,248	2.1%
		78,507,248	3.9%
		300,109,248	14.7%

Materials
Agricultural Chemicals
Potash Corp of Saskatchewan	900,000	26,676,000	1.3%

Base Metals
Anglo American ADR	1,227,100	13,971,761	0.7%
		40,647,761	2.0%

Technology
Application Software
Adobe Systems[1]	1,300,000	59,475,000	2.9%
Intuit	814,000	51,713,420	2.5%
SAP ADS	600,000	44,292,000	2.2%
		155,480,420	7.6%

Communications Equipment
Apple	150,000	73,082,400	3.6%
Cisco Systems	2,000,000	46,620,000	2.3%
F5 Networks[1]	100,000	8,338,000	0.4%
Harris	700,000	39,641,000	1.9%
		167,681,400	8.2%

Information Services
Gartner[1]	300,000	17,391,000	0.8%

Infrastructure Software
Oracle	1,400,000	44,604,000	2.2%

IT Services
Convergys	730,000	12,869,900	0.6%
Infosys ADS	600,000	27,822,000	1.4%
International Business Machines	250,000	45,567,500	2.2%
		86,259,400	4.2%

Printing & Imaging
Canon ADS	315,000	9,418,500	0.5%

Semiconductor Capital Equipment
ASML	462,000	40,221,720	2.0%
Taiwan Semiconductor ADS	1,243,297	20,588,998	1.0%
		60,810,718	3.0%

Semiconductor Devices
Intel	1,700,000	37,366,000	1.8%
Qualcomm	800,000	53,024,000	2.6%
SanDisk	370,000	20,416,600	1.0%
Xilinx	600,000	26,052,000	1.3%
		136,858,600	6.7%
		678,504,038	33.2%

Total Investments	(Cost = $1,269,016,038)	2,020,057,579	98.8%
Other assets (net of liabilities)		25,576,610	1.2%
Total net assets		$2,045,634,189	100.0%
[1]Non-Income producing security

ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Internet Media
Baidu ADS[2]	5,000	$677,650	China[3]	2.7%

Telecom Carriers
Advanced Info Service	30,000	222,667	Thailand	0.9%
Axiata Group	195,000	399,562	Malaysia	1.6%
Millicom International	2,500	202,289	Luxembourg	0.8%
MTN Group	16,000	293,414	South Africa	1.2%
Telefonica Brasil ADS	15,000	295,950	Brazil	1.2%
Telekomunikasi Indonesia ADS	15,000	555,900	Indonesia	2.2%
Telenor	28,000	580,132	Malaysia[3]	2.3%
Turk Telekomunikasyon	100,000	302,899	Turkey	1.2%
		2,852,813		11.4%
		3,530,463		14.1%

Consumer Discretionary
Apparel, Footwear, Accessory Design
VF	3,000	561,630	United States	2.2%

Automobile OEM
Ford Otomotiv Sanayi	40,000	495,432	Turkey	2.0%

Department Stores
Robinson Department Store	175,000	248,576	Thailand	1.0%

E-Commerce Discretionary
MercadoLibre	7,000	830,830	Brazil[3]	3.3%

Passenger Transportation
Garuda Indonesia Persero[2]	2,000,000	87,772	Indonesia	0.4%
		2,224,240		8.9%

Consumer Staples
Food Manufacturing
Danone ADS	37,000	554,260	France	2.2%
IOI	300,000	492,949	Malaysia	2.0%
M. Dias Branco	13,000	488,300	Brazil	1.9%
Mead Johnson Nutrition	6,000	450,180	United States	1.8%
Tiger Brands	6,000	165,669	South Africa	0.7%
		2,151,358		8.6%

Household Products Manufacturing
Colgate-Palmolive	8,000	462,160	United States	1.9%
Unilever ADS	12,500	477,250	United Kingdom	1.9%
		939,410		3.8%

Pharmacies & Drug Stores
Clicks Group	60,000	320,835	South Africa	1.3%
		3,411,603		13.7%

Energy
Exploration & Production
CNOOC ADS	2,500	501,250	China	2.0%

Integrated Oils
China Petroleum & Chemical ADS	1,040	74,859	China	0.3%
Petroleo Brasileiro ADS	25,000	338,000	Brazil	1.4%
Sasol ADS	6,500	304,265	South Africa	1.2%
		717,124		2.9%
		1,218,374		4.9%

Financials
Islamic Banking
BIMB Holdings	100,000	131,337	Malaysia	0.5%
		131,337		0.5%

Health Care
Cardiovascular Devices
Mindray Medical International ADS	13,000	505,700	China[3]	2.0%

Generic Pharmaceuticals
Aspen Pharmacare	25,000	575,785	South Africa	2.3%
Dr. Reddy's Laboratories ADS	15,000	499,050	India	2.0%
Richter Gedeon	20,000	319,764	Hungary	1.3%
		1,394,599		5.6%

Health Care Facilities
Bangkok Dusit Medical Services	125,000	498,734	Thailand	2.0%
IHH Healthcare[2]	200,000	243,887	Malaysia	1.0%
KPJ Healthcare	220,000	430,318	Malaysia	1.7%
		1,172,939		4.7%

Specialty Pharmaceuticals
Genomma Lab Internacional[2]	220,000	476,686	Mexico	1.9%
Kalbe Farma	3,500,000	430,972	Indonesia	1.8%
		907,658		3.7%
		3,980,896		16.0%

Industrials
Infrastructure Construction
Companhia de Concessoes Rodoviarias	32,000	230,818	Brazil	0.9%
Jasa Marga	700,000	348,381	Indonesia	1.4%
		579,199		2.3%

Materials
Agricultural Chemicals
Quimica y Minera de Chile ADS	17,000	440,470	Chile	1.8%

Base Metals
Freeport-McMoRan Copper & Gold	15,000	453,300	Indonesia[3]	1.8%
Southern Copper	11,000	302,500	Peru[3]	1.2%
		755,800		3.0%

Cement & Aggregates
PT Semen	350,000	402,979	Indonesia	1.6%

Precious Metal Mining
Alamos Gold	32,500	530,403	Mexico[3]	2.1%
Gold Fields ADS	25,000	128,750	South Africa	0.5%
Impala Platinum ADR	16,000	178,400	South Africa	0.7%
		837,553		3.3%

Raw Material Suppliers
Vale ADS	12,500	180,125	Brazil	0.7%

Steel Producers
Tenaris ADS	7,000	309,540	Argentina[3]	1.3%
		2,926,467		11.7%

Technology
Application Software
AutoNavi Holdings ADS[2]	25,000	281,500	China	1.1%

Computer Storage
Western Digital	9,000	558,000	China	2.3%
		839,500		3.4%

Utilities
Electric & Gas Marketing & Trading
PGE	60,000	314,885	Poland	1.3%

Power Generation
Aboitiz Power	450,000	327,438	Phillippines	1.3%

Utility Networks
Enersis ADS	10,000	158,000	Chile	0.6%
Hong Kong & China Gas ADS	200,000	466,000	China	1.9%
Manila Electric	30,000	174,478	Phillippines	0.7%
Petronas Gas	40,000	244,975	Malaysia	1.0%
		1,043,453		4.2%
		1,685,776		6.8%

Total Investments	(Cost = $20,051,548)	20,527,855		82.3%
Other assets (net of liabiliities)		4,415,566		17.7%
Total assets		$24,943,421		100.0%
[1]Country of domicile unless otherwise indicated
[2]Non-Income producing security
[3]Denotes a country or region of primary expsosure

ADS: American Depositary Share
ADR: American Depositary Receipt

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 30, 2013 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Income Fund

Common Stocks	$1,382,271,828	$1,382,271,828	$ –	$ –
Halal Income	$5,203,780	$ –	$5,203,780	$ –
Total Assets	$1,387,475,608	$1,382,271,828	$5,203,780	$ –

Growth Fund

Common Stocks	$2,020,057,579	$2,020,057,579	$ –	$ –
Total Assets	$2,020,057,579	$2,020,057,579	$ –	$ –

Developing World Fund

Common Stocks	$20,527,855	$10,545,519	$9,982,336	$ –
Total Assets	$20,527,855	$10,545,519	$9,982,336	$ –

(1) During the period ended August 30, 2013, no Fund had transfers between Level 1 and Level 2.

Federal Income Taxes: The cost basis of investments for federal income tax purposes at August 30, 2013 was as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of investments	$924,049,525	$1,269,016,038	$20,051,548
Gross unrealized appreciation	475,337,878	786,769,151	2,674,320
Gross unrealized depreciation	(11,911,795)	(35,727,610)	(2,198,013)
Net unrealized appreciation	$463,426,083	$751,041,541	$476,307

Other:
For more information please see the Funds' most recent prospectus, summary prospectus, statement of additional information, and annual report on the Funds' website at www.amanafunds.com.

Investments in the Funds are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Amana Mutual Fund, you should carefully consider the Fund's investment objectives, risks, fees and expenses. To obtain this and other important information about the Amana Funds in a prospectus or summary prospectus, visit www.amanafunds.com or call 888-732-6262. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registant's disclosure controls and procedures were effective.

(b) The registant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 28, 2013

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 28, 2013